Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Borrowings (including overdrafts), carrying value	$ 13,531	$ 13,831
Borrowings excluding overdrafts
Disclosure of detailed information about borrowings [Line Items]
Borrowings (including overdrafts), carrying value	12,168	12,653
Borrowings (including overdrafts), fair value	$ 13,904	$ 15,076